Unsecured senior notes- General (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2015 CNY (¥)	Mar. 31, 2016 USD ($)	Mar. 31, 2016 CNY (¥)	Nov. 30, 2014 USD ($)	Nov. 30, 2014 CNY (¥)
Unsecured senior notes
Carrying value	¥ 48,994	$ 8,002	¥ 51,596
Unsecured senior notes
Unsecured senior notes
Principal amount | $				$ 8,000
Carrying value			51,596
Unamortized discount and debt issuance costs			130
Total principal amounts of unsecured senior notes			51,726
Discount when issued				24	¥ 150
Debt issuance costs as a direct deduction from the principal amount		$ 29	175
US$300 million floating rate notes due 2017 | Unsecured senior notes
Unsecured senior notes
Principal amount | $				300
Carrying value			¥ 1,940
Effective interest rate		1.22%	1.22%
US$1,000 million 1.625% notes due 2017 | Unsecured senior notes
Unsecured senior notes
Principal amount | $				$ 1,000
Fixed interest rate				1.625%	1.625%
Carrying value			¥ 6,462
Effective interest rate		1.73%	1.73%
US$2,250 million 2.500% notes due 2019 | Unsecured senior notes
Unsecured senior notes
Principal amount | $				$ 2,250
Fixed interest rate				2.50%	2.50%
Carrying value			¥ 14,506
Effective interest rate		2.64%	2.64%
US$1,500 million 3.125% notes due 2021 | Unsecured senior notes
Unsecured senior notes
Principal amount | $				$ 1,500
Fixed interest rate				3.125%	3.125%
Carrying value			¥ 9,662
Effective interest rate		3.24%	3.24%
US$2,250 million 3.600% notes due 2024 | Unsecured senior notes
Unsecured senior notes
Principal amount | $				$ 2,250
Fixed interest rate				3.60%	3.60%
Carrying value			¥ 14,524
Effective interest rate		3.66%	3.66%
US$700 million 4.500% notes due 2034 | Unsecured senior notes
Unsecured senior notes
Principal amount | $				$ 700
Fixed interest rate				4.50%	4.50%
Carrying value			¥ 4,502
Effective interest rate		4.59%	4.59%
A previous syndicated loan | Bank facility | Interest expenses on the consolidated income statements
Unsecured senior notes
Amount of unamortized upfront fees charged to interest expenses	¥ 830